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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number       811-08883
                                   __________________________________________


                          The Shepherd Street Funds, Inc.
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
 _____________________________________________________________________________
                    (Address of principal executive offices)

                                 Wade R. Bridge
                           Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
 _____________________________________________________________________________
                     (Name and address of agent for service)


                    PLEASE SEND COPY OF COMMUNICATIONS TO:
                                Jeffrey C. Howard
                        Salem Investment Counselors, Inc.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
_____________________________________________________________________________


Registrant's telephone number, including area code:    336-768-7230
                                                      ______________
Date of fiscal year end:   September 30, 2005
                          ____________________

Date of reporting period:  July 1, 2004 - June 30, 2005
                          ______________________________


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are to respond to the  collection  of information
                   contained   in   this  form  are   not  required  to  respond
                   unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Shepherd Street Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*        /s/ David B. Rea, President
                          ------------------------------------------------------
                               David B. Rea, President

Date  August 2, 2005
     ------------------

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

(ISSUER) = proposal submitted by company

(SHAREHOLDER) = proposal submitted by shareholder

================================================================================
Issuer:  DYNAMIC OIL & GAS                        Ticker:  DYOLF
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/24/05                 Cusip   267906105

PROPOSALS                                                 BOARD      SSEFX
                                                           REC       VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For       Against

Determine the number of directors at seven (ISSUER)        For       Against

Appoint auditor (ISSUER)                                   For       Against

Authorize directors to fix auditors' remuneration (ISSUER) For       Against

Amend 2003 stock option plan to increase shares            For       Against
issuable by 235,166    (ISSUER)

Re-approve company's shareholder rights plan (SHAREHOLDER) For       Against


================================================================================
Issuer:  FX ENERGY, INC.                          TICKER:  FXEN
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/15/05                 Cusip   302695101
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Amendment to articles of incorporation to ensure           For         For
officer/director liability provisions conform to
Nevada law (ISSUER)

Amendment to bylaws to ensure officer and director         For         For
indemnification conform to Nevada law (ISSUER)

Approve 2005 long term incentive plan (ISSUER)             For         For

Other business (ISSUER)                                    For         For


================================================================================
Issuer:  WAL MART STORES                          TICKER: WMT
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/3/05                  Cusip   931142103
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Approve stock incentive plan of 2005 (ISSUER)              For         For

Ratify auditor (ISSUER)                                    For         For

Shareholder proposal regarding executive                 Against     Against
compensation framework (SHAREHOLDER)

Shareholder proposal regarding sustainability report     Against     Against
(SHAREHOLDER)

Shareholder proposal regarding equity                    Against     Against
compensation report (SHAREHOLDER)

Shareholder proposal regarding political                 Against     Against
contributions report (SHAREHOLDER)

Shareholder proposal regarding equal employment          Against     Against
opportunity report (SHAREHOLDER)

Shareholder propsoal regarding director election         Against     Against
majority vote standard (SHAREHOLDER)

Shareholder proposal regarding board independence        Against     Against
(SHAREHOLDER)

Shareholder proposal regarding performance               Against     Against
vesting shares (SHAREHOLDER)


================================================================================
Issuer:  eBay                                     TICKER:  EBAY
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/23/05                 Cusip   278642103
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Approve incentive plan in order to qualify it under        For         For
section 162(M) of the Internal Revenue Code (ISSUER)

Amend certificate of incorporation to increase             For       Against
authorized number of shares from 1.79 billion to
3.58 billion (ISSUER)

Ratify auditor (ISSUER)                                    For         For

Shareholder proposal regarding granting of               Against       For
performance-vesting shares to senior executives
(SHAREHOLDER)

Shareholder proposal regarding voting standard for       Against     Against
director elections (SHAREHOLDER)


================================================================================
Issuer:  DEVON ENERGY CP                          TICKER:  DVN
--------------------------------------------------------------------------------
Shareholder Meeting Date: 6/8/05                  Cusip   25179M103
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditors (ISSUER)                                   For         For

Adoption of the 2005 long-term incentive plan (ISSUER)     For         For

Shareholder proposal regarding a revised director        Against     Against
election vote standard (SHAREHOLDER)


================================================================================
Issuer:  LOWES COMPANIES                          TICKER:  LOW
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/27/05                 Cusip 548661107
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Amendment to directors' stock option plan (ISSUER)         For         For

Ratify auditors (ISSUER)                                   For         For


================================================================================
Issuer:  BANK OF CAROLNS                          TICKER:  BCAR
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/26/05                 Cusip       06423T102
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Authorize two additional directorships which will be       For         For
left unfilled and authorize the board to fill one or both For For of the vacancies by appointing persons as directors of the bank during the year following the meeting (ISSUER)


================================================================================
Issuer:  TRIAD GUARANTY INC.                      TICKER:  TGIC
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/19/05                 Cusip  895925105
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For


================================================================================
Issuer:  TIME WARNER INC.                         TICKER:  TWI
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/20/05                 Cusip  887317105
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditors (ISSUER)                                   For         For

Shareholder proposal regarding pay comparison            Against     Against
(SHAREHOLDER)

================================================================================
Issuer: MOHAWK INDS INC.                          TICKER:  MHK
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/18/05                 Cusip  608190104
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For


================================================================================
Issuer:  HARLEY DAVIDSON                          TICKER:  HDI
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/30/05                 Cusip  412822108
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Approve employee short term incentive plan (ISSUER)        For         For

Ratify auditor (ISSUER)                                    For         For


================================================================================
Issuer: FALCONSTOR SOFTWARE, INC.                 TICKER: FALC
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/10/05                 Cusip  306137100
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For


================================================================================
Issuer:  3M COMPANY                               TICKER:  MMM
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/10/05                 Cusip  88579Y101
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Approve 2005 management stock ownership program (ISSUER)   For         For

Shareholder proposal relating to animal testing          Against     Against
(SHAREHOLDER)

Shareholder proposal relating to operations in China     Against     Against
(SHAREHOLDER)


================================================================================
Issuer:  L-3 COMM HLDGS INC                       TICKER:  LLL
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/26/05                 Cusip    502424104
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For


================================================================================
Issuer:  NOVAGOLD RESOURCES, INC.                 TICKER:  NG
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/26/05                 Cusip  66987E206
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Amend 2004 stock option plan of the corporation (ISSUER)   For         For


================================================================================
Issuer:  INTEL CORPORATION                        TICKER:  INTC
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/18/05                 Cusip   458140100
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Approval of amendment and extension of 2004                For         For
equity incentive plan (ISSUER)

Approval of amendment and extension of the                 For         For
executive officer incentive plan (ISSUER)


================================================================================
Issuer:  AMGEN INC                                TICKER:  AMGN
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/11/05                 Cusip   031162100
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Shareholder proposal regarding in vitro testing          Against     Against
(SHAREHOLDER)

Shareholder proposal on executive compensation           Against     Against
(SHAREHOLDER)

Shareholder proposal on stock retention (SHAREHOLDER)    Against     Against


================================================================================
Issuer:  BERKSHIRE HATHAWAY'A'                    TICKER:  BRKA
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/30/05                 Cusip  084670108
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Amend certificate of incorporation to add voting           For         For
rights of holders of class B stock in certain situations (ISSUER)

Amend certificate of incorporation to clarify              For         For
rights of holders of class B stock in a stock split or stock dividend (ISSUER)


================================================================================
Issuer:  CAPITAL ONE FINANCIAL                    TICKER:  COF
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/28/05                 Cusip    14040H105
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditors (ISSUER)                                   For         For

Shareholder proposal on director election                Against     Against
majority vote standard (SHAREHOLDER)

Shareholder proposal for report on long-term
targets for stock options to be held (SHAREHOLDER)       Against     Against


================================================================================
Issuer:  JOHNSON AND JOHNS DC                     TICKER:  JNJ
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/28/05                 Cusip   478160104
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Approval of 2005 long term incentive plan (ISSUER)         For         For

Ratify auditors (ISSUER)                                   For         For


================================================================================
Issuer:  PEPSICO                                  TICKER:  PEP
--------------------------------------------------------------------------------
Shareholder Meeting Date: 5/4/05                  Cusip   713448108
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Shareholder  proposal in favor of publication of         Against     Against
all political contributions in newspapers of general circulation (SHAREHOLDER)


================================================================================
Issuer:  AVERY DENNISON CP                        TICKER:  AVY
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/28/05                 Cusip    053611109
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Approval of the amended and restated employee stock        For         For
option and incentive plan (ISSUER)


================================================================================
Issuer:  PFIZER INC                               TICKER:  PFE
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/28/05                 Cusip   717081103
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Shareholder proposal relating to term limits             Against      Against
for directors (SHAREHOLDER)

Shareholder propsoal requesting a report on              Against      Against
increasing access to pfizer products (SHAREHOLDER)

Shareholder proposal relating to importation             Against       Against
of prescription drugs (SHAREHOLDER)

Shareholder proposal relating to political               Against       Against
contributions (SHAREHOLDER)

Shareholder proposal relating to product availability    Against       Against
in Canada (SHAREHOLDER)

Shareholder proposal relating to separation of Chair     Against       Against
and CEO and access to pharmaceutical products
(SHAREHOLDER)


================================================================================
Issuer:  GEN ELECTRIC CO                          TICKER:  GE
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/27/05                 Cusip  369604103
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Shareholder proposal to provide for cumulative
voting in the election of directors (SHAREHOLDER)        Against     Against

Shareholder proposal requesting a report on              Against     Against
nuclear risk (SHAREHOLDER)

Shareholder proposal requesting a report on PCB          Against     Against
cleanup costs (SHAREHOLDER)

Shareholder proposal requesting to curb over-            Against     Against
extended directors (SHAREHOLDER)

Shareholder propsoal requesting a report on              Against     Against
sustainability (SHAREHOLDER)

Shareholder proposal requesting disclosure of            Against     Against
political contributions (SHAREHOLDER)

Shareholder proposal requesting an end to                Against     Against
animal testing (SHAREHOLDER)


================================================================================
Issuer:  CITIGROUP INC                            TICKER:  C
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/19/05                 Cusip   172967101
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of Directors (ISSUER)                             For         For

Ratify auditor (ISSUER)                                    For         For

Approve amended and restated 1999 stock incentive plan     For         For
(ISSUER)

Shareholder  proposal  requesting  a curb on executive   Against     Against
compensation, no future stock option grants and no renewals or extensions of option plans (SHAREHOLDER)

Shareholder proposal requesting a report on political    Against     Against
contributions (SHAREHOLDER)

Shareholder proposal requesting that the Chairman        Against     Against
of the Board have not management duties, titles or responsibilities (SHAREHOLDER)

Shareholder proposal requesting that CEO compensation    Against     Against
be limited to no more than 100 times the average compensation paid to the company's non-managerial workers unless stockholder approval is granted
(SHAREHOLDER)

Shareholder proposal requesting election of director     Against     Against
nominees by a majority of votes cast (SHAREHOLDER)

Shareholder proposal requesting a by-law amendment       Against     Against
prohibiting the payment of non-deductible compensation to any officer unless prior stockholder approval is granted (SHAREHOLDER)

Shareholder proposal requesting that a simple            Against     Against
majority vote apply on each issue that can be subject to a shareholder vote (SHAREHOLDER)


================================================================================
Issuer:  ACTIVISION, INC.                         TICKER:  ATVI
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/4/05                  Cusip   004930202
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Approval of the proposed amendment to the amended          For         For
and restated certificate of incorporation (ISSUER)


================================================================================
Issuer:  NOKIA CP ADS                             TICKER:  NOK
--------------------------------------------------------------------------------
Shareholder Meeting Date: 4/7/05                  Cusip   654902204
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For         For

Approval of the income statements and the balance sheet    For         For
(ISSUER)

Approval of a proposal to the annual general meeting of    For         For
a dividend of Eur 0.33 per share (ISSUER)

Discharge of the Chairman, the members of the board of     For         For
directors, and the president, from liability (ISSUER)

Proposal on the composition of the board as proposed by    For         For
the corporate governance and nomination committee (ISSUER)

Approval of the remuneration to be paid by the auditor     For         For
(ISSUER)

Approval of the re-election of pricewaterhousecoopers as   For         For
the auditors for fiscal year 2005 (ISSUER)

Approval of the proposal to grant stock options to         For         For
selected personnel of the company (ISSUER)

Approval of the proposal of the Board to reduce the        For         For
share capital through cancellation of Nokia shares held by the company (ISSUER)

Authorization to the Board to increase the share           For       Against
capital of the company (ISSUER)

Authorization of the Board to repurchase Nokia shares      For         For
(ISSUER)

Authorization to the Board to dispose Nokia shares         For         For
held by the company (ISSUER)

Allow Nokia's legal counsels to vote in their             None       Against
discretion on your behalf upon item 15 (ISSUER)


================================================================================
Issuer:  D R HORTON INC                           TICKER:  DHI
--------------------------------------------------------------------------------
Shareholder Meeting Date: 1/27/05                 Cusip   23331A109
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For         For

Amendment and restatement of the DR Horton 1991            For         For
stock incentive plan (ISSUER)

Other business (ISSUER)                                    For         For


================================================================================
Issuer:  WALGREEN CO                              TICKER:  WAL
--------------------------------------------------------------------------------
Shareholder Meeting Date: 1/12/05                 Cusip    931422109
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For         For

Ratify independent auditor (ISSUER)                        For         For

Shareholder proposal to amend by-laws to separate        Against     Against
the positions of Chairman and CEO (SHAREHOLDER)


================================================================================
Issuer:  SYSCO CP                                 TICKER:  SYY
--------------------------------------------------------------------------------
Shareholder Meeting Date: 11/12/04                Cusip   871829107
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For         For

Ratify independent auditor (ISSUER)                        For         For

Approval of 2004 stock option plan (ISSUER)                For       Against

Approval of payment of compensation to certain             For         For
executive officers under 2004 long term incentive cash plan pursuant to section 162(m) of internal revenue code (ISSUER)

Shareholder proposal concerning review of food           Against     Against
products containing genetically engineered ingredients
(SHAREHOLDER)


================================================================================
Issuer:  MICROSOFT CORP                           TICKER:  MSFT
--------------------------------------------------------------------------------
Shareholder Meeting Date: 11/9/04                 Cusip   594918104
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For         For

Adoption of amendments to 2001 and 1991 stock              For         For
option plan (ISSUER)

Adoption of amendments to 1999 stock plan for              For         For
non employee directors, stock option plan for non employee directors and the stock option plan for consultants and advisors (ISSUER)

Approval of material terms of performance criteria         For         For
for awards under the 2001 stock plan (ISSUER)

Ratify independent auditor (ISSUER)                        For         For


================================================================================
Issuer:  AUTOMATIC DATA PROCS                     TICKER:  ADP
--------------------------------------------------------------------------------
Shareholder Meeting Date: 11/9/04                 Cusip    053015103
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For        For

Ratify independent auditors (ISSUER)                       For        For


================================================================================
Issuer:  CISCO SYSTEMS, INC.                      TICKER:  CSCO
--------------------------------------------------------------------------------
Shareholder Meeting Date: 11/18/04                Cusip  17275R102
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For         For

Ratify independent auditors (ISSUER)                       For         For

Shareholder proposal requesting a review of executive    Against     Against
compensation policies and request to make the final report available (SHAREHOLDER)


================================================================================
Issuer:  PROCTOR GAMBLE CO                        TICKER:  PG
--------------------------------------------------------------------------------
Shareholder Meeting Date: 10/12/04                Cusip  742718109
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Ratify independent auditors (ISSUER)                       For         For

Approve amendment to articles of incorporation to          For         For
increase authorized number of shares of common stock
(ISSUER)

Shareholder proposal to ammend code of regulations to    Against     Against
provide for annual election of directors (SHAREHOLDER)

Shareholder proposal for in-home food studies of         Against     Against
pet nutrition (SHAREHOLDER)


================================================================================
Issuer:  DELL INC                                 TICKER:  DELL
--------------------------------------------------------------------------------
Shareholder Meeting Date: 7/16/04                 Cusip    24702R101
--------------------------------------------------------------------------------
PROPOSALS                                                 BOARD       SSEFX
                                                           REC        VOTE
--------------------------------------------------------------------------------
Election of directors (ISSUER)                             For         For

Ratify independent auditors (ISSUER)                       For         For

Shareholder proposal regarding expensing stock options   Against     Against
(SHAREHOLDER)